ACCRUED EXPENSES AND OTHER LIABILITIES	3 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Accrued expenses	2,795	3,090
Salary and welfare payable	2,775	3,175
Tuition fee payables to government agencies	5,132	8,050
Remuneration payable to lecturers	2,314	620
Uncertain income tax liabilities	177	187
Other payable	1,879	2,783

	15,072	17,905

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide accounting continuing education courses and the Group is only responsible for the student recruiting and provision of online platform and shares certain percentage of fee tuition as service fees.